Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant, And Equipment, Carrying Value [Table Text Block]
	2015	2014
Land (a)	$500,000	$945,180
Land improvements	164,758	164,758
Buildings	3,116,515	3,308,465
Mining equipment	1,697,583	1,684,197
Milling equipment	2,702,969	2,620,300
Laboratory equipment	594,451	594,451
Office equipment	69,625	72,174
Vehicles	148,673	148,673
	8,994,574	9,538,198
Less: Accumulated depreciation	3,787,749	2,482,324
Total	$5,206,825	$7,055,874